Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 6,044	$ 6,290
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,302	4,576
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,742	1,714
1 to 29 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	4,187	4,241
1 to 29 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,779	2,995
1 to 29 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,408	1,246
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,667	1,870
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,333	1,402
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	334	468
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	190	179
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 190	$ 179